Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets, Net [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	As of December 31,	As of December 31,
	2024	2025
Receivable from a third party	$15	$1,131
Receivable from disposal of subsidiaries (i)	4,096	—
Total	$4,111	$1,131
(i)	On August 31, 2024, the Company resolved to dispose One World, Global Travel and its subsidiaries to a third party (the ‘Transferee”) for exchange of $1 due to loss of control. For the internal transactions between the Company and its subsidiaries in the amount of $4,096, the Transferee shall pay to the Company the total sum of $4,096, or its equivalent in any for (including cash, funds, or goods). The Company received the full repayment in USDT from the Transferee in April 2025.